Condensed Consolidated Interim Statements of Comprehensive Income - MXN ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Net revenues
Domestic		$ 253,547,221	$ 320,776,599	$ 714,769,009	$ 908,819,368
Incentive for automotive fuels		4,273	28,665,401	23,436	103,720,586
Export		207,529,553	280,079,826	576,781,538	850,812,209
Services income		728,212	1,293,262	2,831,115	4,560,978
Total revenues		461,809,259	630,815,088	1,294,405,098	1,867,913,141
(Impairment) reversal of impairment of wells, pipelines, properties, plant and equipment, net		(8,113,061)	(7,254,264)	(74,197,552)	56,873,846
Cost of sales		368,020,514	475,937,325	1,000,565,653	1,274,735,408
Gross income		85,675,684	147,623,499	219,641,893	650,051,579
Other revenues (expenses):
Distribution, transportation and sale expenses		1,133,458	4,260,756	8,622,813	10,983,602
Administrative expenses		40,529,871	37,760,320	120,014,336	112,258,337
Other revenues		2,939,011	12,725,690	15,109,459	36,798,482
Other expenses		15,289,000	2,255,555	17,959,348	5,694,879
Operating income		31,662,366	116,072,558	88,154,855	557,913,243
Financing income	[1]	7,510,892	3,652,514	15,735,423	20,957,224
Financing cost	[2]	36,505,707	45,543,598	111,286,524	109,790,653
Derivative financial instruments (cost), net		(9,437,395)	(12,982,694)	(6,649,056)	(37,491,847)
Foreign exchange income, net		(47,794,436)	(9,343,509)	182,881,696	72,106,662
Sum of financing cost, net, derivative financial instruments (cost), net and foreign exchange income, net		(86,226,646)	(64,217,287)	80,681,539	(54,218,614)
Profit sharing in joint ventures and associates		168,207	71,201	320,176	232,349
Income before duties, taxes and other		(54,396,073)	51,926,472	169,156,570	503,926,978
Profit sharing duty, net		69,580,245	106,836,892	206,782,745	314,147,276
Income tax (benefit)		(44,841,959)	(2,877,072)	(40,650,971)	(5,836,057)
Total duties, taxes and other		24,738,286	103,959,820	166,131,774	308,311,219
Net income		(79,134,359)	(52,033,348)	3,024,796	195,615,759
Currency translation effect		10,420,279	4,161,059	(41,835,104)	(14,995,059)
Actuarial gains (losses) - employee benefits, net of taxes		125,479,436	101,382,033	125,479,436	259,774,823
Total other comprehensive results		135,899,715	105,543,092	83,644,332	244,779,764
Total comprehensive income		56,765,356	53,509,744	86,669,128	440,395,523
Net (loss) income attributable to:
Controlling interest		(79,134,482)	(52,003,410)	3,056,541	195,914,072
Non-controlling interest		123	(29,938)	(31,745)	(298,313)
Net income		(79,134,359)	(52,033,348)	3,024,796	195,615,759
Other comprehensive results attributable to:
Controlling interest		135,763,177	105,542,608	83,513,451	244,780,577
Non-controlling interest		136,538	484	130,881	(813)
Total other comprehensive results		135,899,715	105,543,092	83,644,332	244,779,764
Comprehensive income (loss):
Controlling interest		56,628,695	53,539,198	86,569,992	440,694,649
Non-controlling interest		136,661	(29,454)	99,136	(299,126)
Total comprehensive income		$ 56,765,356	$ 53,509,744	$ 86,669,128	$ 440,395,523

[1]	Includes financing income from investments and gain in changes on discount rate of plugging of wells in 2023 and 2022.
[2]	Mainly interest on debt.